Assumed contingent obligation related to the business combination (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2006	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Assumed contingent liability	£ 23,907	£ 1,103		£ 1,056	£ 996
Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Increase in value of the assumed contingent obligation	£ 22,800	£ 60
Discount percent			12.00%